WARRANTS AND DERIVATIVES - schedule of changes in the warrant liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities [Abstract]
Balance as of December 31, 2021		$ 561
Liability classified Warrant issued	$ 428
Change in warrant fair value	717	$ (177)
Settlement of warrant liability in common stock	(1,706)
Balance as of December 31, 2022	$ 0